SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounting Policies [Line Items]
Advertising expenses	$ 128	$ 263	$ 247
Research and development expenses	1,386	2,024	$ 1,426
Amortization of sales commission	1,705
Capitalized balances related to sales commission	$ 2,277	$ 1,759
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	1,685,386	1,467,849	573,552
Warranty expenses	$ 49	$ 207	$ 738
Bad debt income	3	26	376
Provision for doubtful accounts	1,933	2,327
Warranty provisions amount	1,594	1,867
Right-of-use leased assets and corresponding liabilities			5,581
Allowance of credit losses	$ 1,933	2,327
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Shipping Expenses [Member]
Disclosure Of Accounting Policies [Line Items]
Shipping expenses	$ 1,227	$ 1,309	$ 1,303
Short-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.21%	1.74%
Long-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	6.41%	6.82%